Financial Instruments and Derivatives - Net Positions of Other Derivative Contract (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 CAD	Dec. 31, 2013 COP	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 MXN
Derivative [Line Items]
Net Purchase / (Sales) position of other derivatives	13,894	17,172,892	€ 2,284	£ 6,105	164,010